Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets

		Other intangible assets
	Goodwill € m	Marketing- related € m	Customer- related (i) € m	Contract- based € m	Total € m

At 31 December 2019
Cost/deemed cost	8,378	148	512	77	9,115
Accumulated amortisation (and impairment charges)	(284)	(64)	(276)	(57)	(681)
Net carrying amount	8,094	84	236	20	8,434

At 1 January 2019, net carrying amount	8,116	76	217	24	8,433
Translation adjustment	203	1	4	1	209
Arising on acquisition (note 32)	278	17	75	-	370
Disposals	(503)	(1)	(15)	-	(519)
Amortisation charge for year (ii)	-	(9)	(45)	(5)	(59)
At 31 December 2019, net carrying amount	8,094	84	236	20	8,434

The equivalent disclosure for the prior year is as follows:

At 31 December 2018
Cost/deemed cost	8,400	138	592	79	9,209
Accumulated amortisation (and impairment charges)	(284)	(62)	(375)	(55)	(776)
Net carrying amount	8,116	76	217	24	8,433

At 1 January 2018, net carrying amount	6,905	75	204	30	7,214
Reclassified from held for sale	363	-	8	1	372
Translation adjustment	137	3	8	1	149
Reclassifications	-	-	(2)	2	-
Arising on acquisition (note 32)	1,504	6	51	1	1,562
Disposals	(773)	-	(9)	(1)	(783)
Amortisation charge for year (ii)	-	(8)	(43)	(10)	(61)
Impairment charge for year (iii)	(20)	-	-	-	(20)
At 31 December 2018, net carrying amount	8,116	76	217	24	8,433

At 1 January 2018
Cost/deemed cost	7,198	129	535	80	7,942
Accumulated amortisation (and impairment charges)	(293)	(54)	(331)	(50)	(728)
Net carrying amount	6,905	75	204	30	7,214

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge for the year includes € 2 million (2018: € 2 million; 2017: € 14 million) in respect of discontinued operations, which primarily relates to customer-related intangible assets.

(iii)
In July 2018, the Group divested of its DIY business in the Netherlands and Belgium, together with certain related property assets, which formed part of the former Europe Distribution segment, for total consideration of
€
0.5 billion. The decision to divest resulted in the recognition of an impairment charge of
€
20 million. The recoverable amount, at the date of impairment, was based on fair value less costs of disposal. The fair value was determined using Level 2 inputs in accordance with the fair value hierarchy, as a market price was agreed and paid.

Summary of Goodwill by Cash Generating Units
All businesses within the various CGUs exhibit similar and/or consistent profit margin and asset intensity characteristics. Assets, liabilities, deferred tax and goodwill have been assigned to the CGUs on a reasonable and consistent basis.

	Cash-generating units		Goodwill
	2019	2018	2019 € m	2018 € m

Americas Materials	7	7	3,558	3,441
Europe Materials	16	16	2,354	2,280
Building Products	2	3	2,182	2,395
Total Group	25	26	8,094	8,116

Summary of Significant Goodwill Amounts
The additional disclosures required for the two CGUs with significant goodwill are as follows:

	Americas Cement		Americas Building Products
	2019	2018	2019	2018
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,450m	€ 1,412m	€ 1,883m	€ 1,655m
Discount rate applied to the cash flow projections (real pre-tax)	7.6%	8.2%	8.4%	9.1%
Average EBITDA (as defined)* margin over the initial 5-year period	39.1%	37.9%	18.3%	15.3%
Value-in-use (present value of future cash flows)	€ 7,031m	€ 5,579m	€ 8,560m	€ 6,753m
Excess of value-in-use over carrying amount	€ 3,529m	€ 2,594m	€ 4,938m	€ 3,412m

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory
The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the CGU selected for sensitivity analysis disclosures:

One cash-generating unit
Reduction in EBITDA (as defined)* margin	2.2 percentage points
Reduction in profit before tax	15.7%
Reduction in net cash flow	14.4%
Increase in pre-tax discount rate	1.3 percentage points